TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - Tax contingencies - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 30, 2020	Dec. 17, 2020	Dec. 15, 2020	Dec. 07, 2020	Dec. 01, 2020	Nov. 17, 2020	Nov. 03, 2020	Oct. 15, 2020	Sep. 29, 2020	Jul. 07, 2020	Jul. 01, 2020	Jun. 23, 2020	Mar. 02, 2020	Dec. 27, 2019	Dec. 05, 2019	May 17, 2019	Apr. 29, 2019
IPI credit on inputs | Pending
Contingencies
Estimated financial effect of contingent liabilities	R$ 357,974
Non-approval of compensation of credits on inputs | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,016,764
Social security contributions | Pending
Contingencies
Estimated financial effect of contingent liabilities	138,369
Other Taxes | Pending
Contingencies
Estimated financial effect of contingent liabilities	614,647
Withholding Income Tax | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities							R$ 197,082					R$ 158,723
Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	436,443														R$ 143,799
Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	24,375
Goodwill Deductibility | Voluntary Appeal, Pending
Contingencies
Estimated financial effect of contingent liabilities	198,703
Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	69,566
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	7,984,187
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | ICMS (State Value Added Tax) | Pending
Contingencies
Estimated financial effect of contingent liabilities	458,801
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	5,371,636
Gerdau Acos Longos S.A. | Withholding Income Tax
Contingencies
Estimated financial effect of contingent liabilities	1,256,016
Gerdau Acos Longos S.A. | Withholding Income Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities				R$ 57,659	R$ 192,245
Gerdau Acos Longos S.A. | Withholding Income Tax | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities								R$ 140,076						R$ 137,743			R$ 130,047
Gerdau Acos Longos S.A. | Withholding Income Tax | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities													R$ 242,441
Gerdau Acos Longos S.A. | Goodwill Deductibility | Embargo to Enforcement, Filed
Contingencies
Estimated financial effect of contingent liabilities			R$ 141,444
Gerdau Acos Longos S.A. | Goodwill Deductibility | Motion for clarification filed
Contingencies
Estimated financial effect of contingent liabilities									R$ 295,064
Gerdau Acos Longos S.A. | Goodwill Deductibility | Notice of judgment received
Contingencies
Estimated financial effect of contingent liabilities										R$ 317,710
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	557,927															R$ 67,904
Gerdau Acos Longos S.A. | Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	4,289																	R$ 499,483
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	486,175
Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax [Member] | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,286,160
Gerdau Internacional Empreendimentos Ltda | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax [Member] | Embargo to Enforcement, Filed
Contingencies
Estimated financial effect of contingent liabilities						R$ 168,184
Gerdau Internacional Empreendimentos Ltda | Tax Foreclosure | Voluntary Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	859,699
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Notice of judgment received
Contingencies
Remaining tax contingency liability from a notice		R$ 35,886
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities	1,068,796
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special Appeal, Filed
Contingencies
Estimated financial effect of contingent liabilities	107,190
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal, pending
Contingencies
Estimated financial effect of contingent liabilities	R$ 135,365
Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | Embargo to Execution, Filed
Contingencies
Estimated financial effect of contingent liabilities											R$ 222,391